8. CAPITAL AND RESERVES: Schedule of weighted average assumptions used to estimate the fair value of options (Tables)	12 Months Ended
Dec. 31, 2024
Tables/Schedules
Schedule of weighted average assumptions used to estimate the fair value of options
	2024	2023	2022
Risk-free interest rate	n/a	n/a	1.34%
Expected life	n/a	n/a	5 years
Expected volatility	n/a	n/a	144.13%
Expected dividend yield	n/a	n/a	Nil